Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product revenue	$ 118,015	$ 148,001	$ 132,382
Service and other revenue (note 21)	12,554	16,031	23,244
Revenue, Net	130,569	164,032	155,626
Cost of revenue and expenses:
Cost of product revenue	97,923	148,690	102,486
Research and development (note 17(d) and 18)	76,580	91,132	73,198
General and administrative (note 17(d))	40,319	46,475	44,811
Sales and marketing (note 17(d))	25,489	28,707	30,112
Foreign exchange (gain) loss	(3,434)	(15,168)	1,185
Depreciation and amortization (note 9 and 10)	18,666	16,288	11,395
Bank charges, interest and other	703	595	737
Impairment of long lived assets	5,238	4,838	0
Provision for inventory purchase commitments (note 12 and 22(b))	4,106	0	0
Intangible impairment (note 10)	5,823	1,721	0
Goodwill impairment (note 11)	18,543	34,964	0
Cost of Revenue	289,956	358,242	263,924
Loss from operations	(159,387)	(194,210)	(108,298)
Income from investments accounted for by the equity method	14,222	13,444	16,190
Interest on long-term debt and amortization of discount	(5,849)	(4,789)	(5,354)
Interest and other income	817	1,018	426
Loss before income taxes	(150,197)	(184,537)	(97,036)
Income tax expense (recovery) (note 19):
Current	606	1,414	2,147
Deferred	(1,185)	(541)	(409)
Income Tax Expense (Benefit)	(579)	873	1,738
Net loss for the year	(149,618)	(185,410)	(98,774)
Other comprehensive income (loss):
Cumulative translation adjustment	(15,201)	(17,308)	3,745
Comprehensive loss	$ (164,819)	$ (202,718)	$ (95,029)
Loss per share:
Basic and diluted (in dollars per share)	$ (2.37)	$ (3.22)	$ (1.83)
Weighted average common shares outstanding:
Basic and diluted (in shares)	63,130,022	57,633,190	54,072,513